Unaudited Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 50,895	$ 2,808	$ 75,872
Prepaid expenses	103,750	3,840	3,667
Total current assets	154,645	6,648	329,539
Intangible assets:
Licenses	2,261,134	2,137,638	2,123,750
Patents	48,420	48,420	86,160
Total assets	2,464,199	2,192,706	2,539,449
Current liabilities:
Accounts payable	271,129	151,259	8,014
Accrued expenses	560,299	2,460	4,742
Notes payable		1,308,270	1,347,518
Total current liabilities	982,428	1,620,989	1,360,274
Warrant liability	21,200
Total liabilities	1,003,628	1,620,989
Commitments and contingencies (Note 10)
STOCKHOLDERS’ EQUITY
Preferred stock, value
Common stock, value	1,986	1,513	104,486
Additional paid-in capital	9,649,659	4,493,881	3,539,003
Common stock to be issued	304,462		751,400
Accumulated deficit	(8,495,536)	(3,923,677)	(3,216,219)
Total stockholders’ equity	1,460,571	571,717	1,179,175
Total liabilities and stockholders’ equity	2,464,199	2,192,706	2,539,449
Current assets:
Cash	50,895	2,808	75,872
Prepaid expenses	103,750	3,840	3,667
Total current assets	154,645	6,648	329,539
Other assets
Total other assets			2,209,910
Related Party
ASSETS
Due from related party			250,000
Current liabilities:
Notes payable to related parties	$ 151,000	159,000
Current assets:
Due from related party			250,000
Previously Reported
ASSETS
Cash		2,808
Prepaid expenses		3,840
Total current assets		6,648
Intangible assets:
Licenses		2,137,638
Patents		48,420
Total assets		2,192,706
Current liabilities:
Accounts payable		151,259
Accrued expenses		2,460
Notes payable		1,332,270
Total current liabilities		1,620,989
Commitments and contingencies (Note 10)
STOCKHOLDERS’ EQUITY
Common stock, value		104,486
Additional paid-in capital		3,539,003
Common stock to be issued		851,400
Accumulated deficit		(3,923,677)
Total stockholders’ equity		571,717	203,259
Total liabilities and stockholders’ equity		2,192,706
Current assets:
Cash		2,808
Prepaid expenses		3,840
Total current assets		6,648
Other assets
Total other assets		2,186,058
Previously Reported | Related Party
ASSETS
Due from related party
Current liabilities:
Notes payable to related parties		135,000
Current assets:
Due from related party
Series B Preferred stock
STOCKHOLDERS’ EQUITY
Preferred stock, value			405
Series B Preferred stock | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value		405
Series C Preferred stock
STOCKHOLDERS’ EQUITY
Preferred stock, value			$ 100
Series C Preferred stock | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value		$ 100